Consolidated Statements of Stockholders Equity (Deficit) - USD ($)	Common Stock [Member]	Additional Paid-In Capital [Member]	Shares to be Issued [Member]	Accumulated Deficit [Member]	Accumulated other comprehensive income (loss)[Member]	Total
Beginning Balance at Mar. 31, 2014	$ 8,510,000	$ 807,157		$ (9,585,134)		$ (267,977)
Beginning Balance (Shares) at Mar. 31, 2014	32,070,052
Stock-based compensation on 2,300,000 options granted		50,303				50,303
Shares issued to consultant for option exercise 1	$ 717					717
Shares issued to consultant for option exercise 1 (Shares)	2,300,000
Shares issued to consultant for option exercise 2	$ 290					290
Shares issued to consultant for option exercise 2 (Shares)	930,031
Fair value of options allocated to share capital on exercise of options	$ 857,460	(857,460)
Recapitalization of Helius Medical Technologies, Inc.		162,890				162,890
Recapitalization of Helius Medical Technologies, Inc. (Shares)	10,000,000
Issuance of common stock for private placement	$ 6,437,041	578,961				7,016,002
Issuance of common stock for private placement (Shares)	15,240,000
Share issuance cost	$ 447,515	(67,709)				(379,806)
Beneficial conversion feature		176,488				176,488
Stock-based compensation on 3,370,000 options granted		1,227,724				1,227,724
Conversion of debenture	$ 1,000,100					1,000,100
Conversion of debenture (Shares)	2,564,705
Stock-based compensation on 100,000 options granted 1		74,190				74,190
Stock-based compensation on 100,000 options granted 2		43,229				43,229
Stock-based compensation on 400,000 options granted		135,564				135,564
Stock-based compensation on 100,000 options granted 3		41,987				41,987
Fair value of non-employee vested options reallocated to derivative liability		(74,190)				(74,190)
Private placement proceeds			$ 39,545			39,545
Net loss for the year				(9,838,317)		(9,838,317)
Translation adjustments					$ (971,640)	(971,640)
Ending Balance at Mar. 31, 2015	$ 16,358,093	2,434,552	39,545	(19,423,451)	(971,640)	(1,562,901)
Ending Balance (Shares) at Mar. 31, 2015	63,104,788
Exercise of finders warrants	$ 11,926					11,926
Exercise of finders warrants (Shares)	14,400
Issuance of common stock for private placement	$ 1,825,937					1,825,937
Issuance of common stock for private placement (Shares)	849,273
Fair value of warrants issued in connection with private placement, classified to derivative liability	$ (360,413)					(360,413)
Issuance of common stock for private placement 2	$ 721,243		$ (39,545)			681,698
Issuance of common stock for private placement 2 (Shares)	335,463
Fair value of warrants issued in connection with private placement, classified to derivative liability 2	$ (135,540)					(135,540)
Issuance of common stock for private placement 3	$ 270,375					270,375
Issuance of common stock for private placement 3 (Shares)	125,756
Fair value of warrants issued in connection with private placement, classified to derivative liability 3	$ (36,569)					(36,569)
Stock option exercise	$ 42,500					42,500
Stock option exercise (Shares)	94,640
Fair value of options exercised	$ 34,378	(34,378)
Shares issued as a debt discount	$ 29,045					29,045
Shares issued as a debt discount (Shares)	30,000
Issuance of common stock upon conversion of convertible note	$ 1,731,667					1,731,667
Issuance of common stock upon conversion of convertible note (Shares)	2,083,333
Fair value of warrants issued in connection with initial borrowing under credit facility, classified to derivative liability	$ (206,667)					(206,667)
Issuance of common stock for draw down of remaining credit facility	$ 5,000,000					5,000,000
Issuance of common stock for draw down of remaining credit facility (Shares)	5,555,556
Fair value of warrants issued in connection with draw down of remaining credit facility, classified to derivative liability 2	$ (796,945)					(796,945)
Share issuance cost	(141,100)					(141,100)
Stock-based compensation on 3,370,000 options granted		656,512				656,511
Stock-based compensation on 100,000 options granted 1		33,483				33,483
Stock-based compensation on 100,000 options granted 2		36,140				36,140
Stock-based compensation on 400,000 options granted		197,637				197,637
Stock-based compensation on 50,000 options granted		7,967				7,967
Stock-based compensation on 750,000 options granted		72,792				72,792
Stock-based compensation on 950,000 options granted		211,274				211,274
Stock-based compensation on 100,000 options granted 3		15,445				15,445
Fair value of non-employee vested options reallocated to derivative liability		(690,885)				(690,885)
Net loss for the year				(6,881,812)		(6,881,812)
Translation adjustments					(27,758)	(27,758)
Ending Balance at Mar. 31, 2016	$ 24,347,930	$ 2,940,539		$ (26,305,263)	$ (999,398)	$ (16,192)
Ending Balance (Shares) at Mar. 31, 2016	72,193,209